N-4	May 01, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
Entity Central Index Key	0002038891
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
HISTORICAL CURRENT LIMITS on INDEX GAINS
For The Year Ended December 31, 2025
Structured Capital Strategies Income ADV
Shares

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
NASDAQ 100 Standard 1 Year -10% Buffer	20	20	20	20	20	20	20	20	20	20
S&P 500 Standard 3 Year -15% Buffer	150	150	150	150	150	150	150	150	150	150
NASDAQ 100 Step Up 1 Year -15% Buffer	12	12	12	12	12	12	12	12	12	12
NASDAQ 100 Dual Direction 1 Year -15% Buffer	12	12	12	12	12	12	12	12	12	12
MSCI EAFE Standard 3 Year -40% Buffer	57.5	57.5	57.5	57.5	57.5	57.5	57.5	57.5	57.5	57.5
Russell 2000 Dual Step Up 1 Year -15% Buffer	9	9	9	9	9	9	9	9	9	9
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8
Russell 2000 Standard 3 Year -20% Buffer	60	60	60	60	60	60	60	60	60	60
S&P 500 Dual Direction 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
Russell 2000 Standard 1 Year -10% Buffer	23	23	23	23	23	23	23	23	23	23
S&P 500 Dual Step Up 1 Year -10% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Step Up 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
Russell 2000 Standard 3 Year -10% Buffer	145	145	145	145	145	145	145	145	145	145
Russell 2000 Standard 1 Year -20% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5
MSCI EAFE Dual Direction 3 Year -15% Buffer	350	350	350	350	350	350	350	350	350	350
MSCI EAFE Dual Direction 1 Year -15% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
MSCI EAFE Dual Direction 3 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80
MSCI EAFE Step Up 1 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Standard 3 Year -20% Buffer	225	225	225	225	225	225	225	225	225	225

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Annual Lock 3 Year -10% Buffer	18	18	18	18	18	18	18	18	18	18
S&P 500 Dual Step Up 1 Year -15% Buffer	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Dual Direction 1 Year -10% Buffer	16.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5
Russell 2000 Dual Direction 1 Year -10% Buffer	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5
MSCI EAFE Standard 1 Year -40% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 1 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30
MSCI EAFE Dual Direction 3 Year -10% Buffer	700	700	700	700	700	700	700	700	700	700
NASDAQ 100 Standard 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Standard 3 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
Russell 2000 Standard 3 Year -15% Buffer	70	70	70	70	70	70	70	70	70	70
S&P 500 Standard 1 Year -10% Buffer	16	16	16	16	16	16	16	16	16	16
MSCI EAFE Step Up 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10
Russell 2000 Standard 3 Year -40% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Standard 3 Year -20% Buffer	55	55	55	55	55	55	55	55	55	55
Russell 2000 Step Up 1 Year -15% Buffer	12.3	12.3	12.3	12.3	12.3	12.3	12.3	12.3	12.3	12.3
Russell 2000 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Dual Direction 3 Year -10% Buffer	190	190	190	190	190	190	190	190	190	190
NASDAQ 100 Standard 3 Year -20% Buffer	50	50	50	50	50	50	50	50	50	50
S&P 500 Dual Direction 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	14	14	14	14	14	14	14	14	14	14

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
Russell 2000 Standard 1 Year -40% Buffer	12	12	12	12	12	12	12	12	12	12
NASDAQ 100 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	10
S&P 500 Step Up 3 Year -10% Buffer	29	29	29	29	29	29	29	29	29	29
Russell 2000 Dual Direction 3 Year -15% Buffer	55	55	55	55	55	55	55	55	55	55
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Dual Direction 3 Year -10% Buffer	75	75	75	75	75	75	75	75	75	75
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
MSCI Emerging Markets Standard 1 Year -10% Buffer	35	35	35	35	35	35	35	35	35	35
EURO STOXX 50 Standard 1 Year -15% Buffer	64.5	64.5	64.5	64.5	64.5	64.5	64.5	64.5	64.5	64.5
MSCI EAFE Annual Lock 3 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
MSCI EAFE Standard 1 Year -15% Buffer	23	23	23	23	23	23	23	23	23	23
Russell 2000 Standard 1 Year -15% Buffer	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5
MSCI EAFE Standard 1 Year -20% Buffer	17	17	17	17	17	17	17	17	17	17
Russell 2000 Step Up 1 Year -10% Buffer	14	14	14	14	14	14	14	14	14	14
NASDAQ 100 Step Up 1 Year -10% Buffer	13	13	13	13	13	13	13	13	13	13
EURO STOXX 50 Standard 1 Year -10% Buffer	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5
NASDAQ 100 Standard 1 Year -15% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5
MSCI EAFE Dual Step Up 1 Year -10% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Dual Direction 1 Year -10% Buffer	13	13	13	13	13	13	13	13	13	13
S&P 500 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	10
MSCI Emerging Markets Standard 1 Year -15% Buffer	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5
NASDAQ 100 Standard 1 Year -20% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	20	20	20	20	20	20	20	20	20	20
NASDAQ 100 Standard 3 Year -10% Buffer	95	95	95	95	95	95	95	95	95	95
Russell 2000 Dual Direction 3 Year -10% Buffer	85	85	85	85	85	85	85	85	85	85
S&P 500 Standard 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
Russell 2000 Annual Lock 3 Year -10% Buffer	21	21	21	21	21	21	21	21	21	21
S&P 500 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	35	35	35	35
Russell 2000 Dual Direction 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
Russell 2000 Dual Step Up 1 Year -10% Buffer	10.8	10.8	10.8	10.8	10.8	10.8	10.8	10.8	10.8	10.8
S&P 500 Standard 1 Year -20% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
S&P 500 Annual Lock 3 Year -10% Buffer	16	16	16	16	16	16	16	16	16	16
S&P 500 Standard 3 Year -10% Buffer	200	200	200	200	200	200	200	200	200	200

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	7.5	7.5	7.5	7.5	7.5	9.5	9.5	9.5	9.5	9.5
NASDAQ 100 Standard 1 Year -10% Buffer	20	20	20	20	20	21.5	21.5	21.5	21.5	21.5
S&P 500 Standard 3 Year -15% Buffer	150	150	150	150	150	150	150	150	150	150
NASDAQ 100 Step Up 1 Year -15% Buffer	12	12.5	12.5	12.5	12.5	13.5	13.5	13.5	13.5	13.5
NASDAQ 100 Dual Direction 1 Year -15% Buffer	12	12	12	12	12	13.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 3 Year -40% Buffer	57.5	57.5	57.5	57.5	57.5	57.5	57.5	57.5	57.5	57.5
Russell 2000 Dual Step Up 1 Year -15% Buffer	9	9	9	9	9	10.75	10.75	10.8	10.8	10.8
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	8.8	8.8	8.8	8.8	8.8	10.5	10.5	10.5	10.5	10.5
Russell 2000 Standard 3 Year -20% Buffer	60	60	60	60	60	60	60	60	60	60
S&P 500 Dual Direction 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
Russell 2000 Standard 1 Year -10% Buffer	23	23	23	23	23	25.5	25.5	25.5	25.5	25.5
S&P 500 Dual Step Up 1 Year -10% Buffer	8.5	8.5	8.5	8.5	8.5	11.25	11.25	11.2	11.2	11.2

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Step Up 1 Year -15% Buffer	9.5	10.5	10.5	10.5	10.5	12	12	12	12	12
Russell 2000 Standard 3 Year -10% Buffer	145	145	145	145	145	145	145	145	145	145
Russell 2000 Standard 1 Year -20% Buffer	15.5	15.5	15.5	15.5	15.5	17	17	17	17	17
MSCI EAFE Dual Direction 3 Year -15% Buffer	350	350	350	350	350	350	350	350	350	350
MSCI EAFE Dual Direction 1 Year -15% Buffer	8.5	8.5	8.5	8.5	8.5	13.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
MSCI EAFE Dual Direction 3 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80
MSCI EAFE Step Up 1 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	13.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 3 Year -20% Buffer	225	225	225	225	225	225	225	225	225	225

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Annual Lock 3 Year -10% Buffer	18	18	18	18	18	18	18	18	18	18
S&P 500 Dual Step Up 1 Year -15% Buffer	7.3	7.3	7.3	7.3	7.3	9	9	9	9	9
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Dual Direction 1 Year -10% Buffer	16.5	16.5	16.5	16.5	16.5	19	19	19	19	19
Russell 2000 Dual Direction 1 Year -10% Buffer	17.5	17.5	17.5	17.5	17.5	21.5	21.5	21.5	21.5	21.5
MSCI EAFE Standard 1 Year -40% Buffer	13.5	13.5	13.5	13.5	13.5	16.5	16.5	16.5	16.5	16.5
MSCI EAFE Standard 1 Year -10% Buffer	30	30	30	30	30	33	33	33	33	33
MSCI EAFE Dual Direction 3 Year -10% Buffer	700	700	700	700	700	700	700	700	700	700
NASDAQ 100 Standard 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Standard 3 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
Russell 2000 Standard 3 Year -15% Buffer	70	70	70	70	70	70	70	70	70	70
S&P 500 Standard 1 Year -10% Buffer	16	16	16	16	16	17.5	17.5	17.5	17.5	17.5
MSCI EAFE Step Up 1 Year -15% Buffer	10	10	10	10	10	12	12	12	12	12
Russell 2000 Standard 3 Year -40% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Standard 3 Year -20% Buffer	55	55	55	55	55	55	55	55	55	55
Russell 2000 Step Up 1 Year -15% Buffer	12.3	13.5	13.5	13.5	13.5	14.5	14.5	14.5	14.5	14.5
Russell 2000 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Step Up 1 Year -10% Buffer	10.5	11.5	11.5	11.5	11.5	13.5	13.5	13.5	13.5	13.5
S&P 500 Dual Direction 3 Year -10% Buffer	190	190	190	190	190	190	190	190	190	190
NASDAQ 100 Standard 3 Year -20% Buffer	50	50	50	50	50	50	50	50	50	50
S&P 500 Dual Direction 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	14	14	14	14	14	14	14	14	14	14

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
Russell 2000 Standard 1 Year -40% Buffer	12	12	12	12	12	13	13	13	13	13
NASDAQ 100 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	10
S&P 500 Step Up 3 Year -10% Buffer	29	30	30	30	30	30	30	30	30	30
Russell 2000 Dual Direction 3 Year -15% Buffer	55	55	55	55	55	55	55	55	55	55
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Dual Direction 3 Year -10% Buffer	75	75	75	75	75	75	75	75	75	75
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	13	13	13	13	13
MSCI Emerging Markets Standard 1 Year -10% Buffer	35	35	35	35	35	35	35	35	35	35
EURO STOXX 50 Standard 1 Year -15% Buffer	64.5	64.5	64.5	64.5	64.5	64.5	64.5	64.5	64.5	64.5
MSCI EAFE Annual Lock 3 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
MSCI EAFE Standard 1 Year -15% Buffer	23	23	23	23	23	26	26	26	26	26
Russell 2000 Standard 1 Year -15% Buffer	18.5	18.5	18.5	18.5	18.5	20	20	20	20	20
MSCI EAFE Standard 1 Year -20% Buffer	17	17	17	17	17	20	20	20	20	20
Russell 2000 Step Up 1 Year -10% Buffer	14	15	15	15	15	17	17	17	17	17
NASDAQ 100 Step Up 1 Year -10% Buffer	13	13.5	13.5	13.5	13.5	15.5	15.5	15.5	15.5	15.5
EURO STOXX 50 Standard 1 Year -10% Buffer	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5
NASDAQ 100 Standard 1 Year -15% Buffer	15.5	15.5	15.5	15.5	15.5	17.3	17.3	17.3	17.3	17.3
MSCI EAFE Dual Step Up 1 Year -10% Buffer	8.5	8.5	8.5	8.5	8.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Dual Direction 1 Year -10% Buffer	13	13	13	13	13	15	15	15	15	15
S&P 500 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	10
MSCI Emerging Markets Standard 1 Year -15% Buffer	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5
NASDAQ 100 Standard 1 Year -20% Buffer	13.5	13.5	13.5	13.5	13.5	14.5	14.5	14.5	14.5	14.5

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	20	20	20	20	20	25	25	25	25	25
NASDAQ 100 Standard 3 Year -10% Buffer	95	95	95	95	95	95	95	95	95	95
Russell 2000 Dual Direction 3 Year -10% Buffer	85	85	85	85	85	85	85	85	85	85
S&P 500 Standard 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	14.5	14.5	14.5	14.5	14.5
Russell 2000 Annual Lock 3 Year -10% Buffer	21	21	21	21	21	21	21	21	21	21
S&P 500 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	35	35	35	35
Russell 2000 Dual Direction 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	14.5	14.5	14.5	14.5	14.5
Russell 2000 Dual Step Up 1 Year -10% Buffer	10.8	10.8	10.8	10.8	10.8	13.3	13.3	13.3	13.3	13.3
S&P 500 Standard 1 Year -20% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
S&P 500 Annual Lock 3 Year -10% Buffer	16	16	16	16	16	16	16	16	16	16
S&P 500 Standard 3 Year -10% Buffer	200	200	200	200	200	200	200	200	200	200

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
NASDAQ 100 Standard 1 Year -10% Buffer	21.5	21.5	23	23	23	23	23	23	23	23
S&P 500 Standard 3 Year -15% Buffer	150	150	150	150	150	150	150	150	150	150
NASDAQ 100 Step Up 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
NASDAQ 100 Dual Direction 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 3 Year -40% Buffer	57.5	57.5	100	100	100	100	100	100	100	100
Russell 2000 Dual Step Up 1 Year -15% Buffer	10.8	10.8	10.8	10.8	10.8	10.8	10.8	10.8	10.8	10.8
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
Russell 2000 Standard 3 Year -20% Buffer	60	60	60	60	60	60	60	60	60	60
S&P 500 Dual Direction 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
Russell 2000 Standard 1 Year -10% Buffer	25.5	25.5	25.5	25.5	25.5	25.5	25.5	25.5	25.5	25.5
S&P 500 Dual Step Up 1 Year -10% Buffer	11.2	11.2	11.2	11.2	11.2	11.2	11.2	11.2	11.2	11.2

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Step Up 1 Year -15% Buffer	12	12	12	12	12	12	12	12	12	12
Russell 2000 Standard 3 Year -10% Buffer	145	145	145	145	145	145	145	145	145	145
Russell 2000 Standard 1 Year -20% Buffer	17	17	18	18	18	18	18	18	18	18
MSCI EAFE Dual Direction 3 Year -15% Buffer	350	350	350	350	350	350	350	350	350	350
MSCI EAFE Dual Direction 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
MSCI EAFE Dual Direction 3 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80
MSCI EAFE Step Up 1 Year -10% Buffer	13.5	13.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Standard 3 Year -20% Buffer	225	225	225	225	225	225	225	225	225	225

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Annual Lock 3 Year -10% Buffer	18	18	18	18	18	18	18	18	18	18
S&P 500 Dual Step Up 1 Year -15% Buffer	9	9	9	9	9	9	9	9	9	9
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Dual Direction 1 Year -10% Buffer	19	19	19	19	19	19	19	19	19	19
Russell 2000 Dual Direction 1 Year -10% Buffer	21.5	21.5	21.5	21.5	21.5	21.5	21.5	21.5	21.5	21.5
MSCI EAFE Standard 1 Year -40% Buffer	16.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5
MSCI EAFE Standard 1 Year -10% Buffer	33	33	33	33	33	33	33	33	33	33
MSCI EAFE Dual Direction 3 Year -10% Buffer	700	700	700	700	700	700	700	700	700	700
NASDAQ 100 Standard 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Standard 3 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
Russell 2000 Standard 3 Year -15% Buffer	70	70	70	70	70	70	70	70	70	70
S&P 500 Standard 1 Year -10% Buffer	17.5	17.5	19	19	19	19	19	19	19	19
MSCI EAFE Step Up 1 Year -15% Buffer	12	12	10	10	10	10	10	10	10	10
Russell 2000 Standard 3 Year -40% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Standard 3 Year -20% Buffer	55	55	55	55	55	55	55	55	55	55
Russell 2000 Step Up 1 Year -15% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
Russell 2000 Dual Direction 3 Year -20% Buffer	40	40	45	45	45	45	45	45	45	45
S&P 500 Step Up 1 Year -10% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13	13	13	13
S&P 500 Dual Direction 3 Year -10% Buffer	190	190	190	190	190	190	190	190	190	190
NASDAQ 100 Standard 3 Year -20% Buffer	50	50	50	50	50	50	50	50	50	50
S&P 500 Dual Direction 1 Year -15% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	14	14	16	16	16	16	16	16	16	16

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
Russell 2000 Standard 1 Year -40% Buffer	13	13	13	13	13	13	13	13	13	13
NASDAQ 100 Standard 1 Year -40% Buffer	10	10	12	12	12	12	12	12	12	12
S&P 500 Step Up 3 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30
Russell 2000 Dual Direction 3 Year -15% Buffer	55	55	55	55	55	55	55	55	55	55
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Dual Direction 3 Year -10% Buffer	75	75	75	75	75	75	75	75	75	75
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	13	13	13	13	13	13	12.5	12.5	12.5	12.5
MSCI Emerging Markets Standard 1 Year -10% Buffer	35	35	35	35	35	35	35	35	35	35
EURO STOXX 50 Standard 1 Year -15% Buffer	64.5	64.5	64.5	64.5	64.5	64.5	64.5	64.5	64.5	64.5
MSCI EAFE Annual Lock 3 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Standard 3 Year -40% Buffer	35	35	40	40	40	40	40	40	40	40

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
MSCI EAFE Standard 1 Year -15% Buffer	26	26	26	26	26	26	26	26	26	26
Russell 2000 Standard 1 Year -15% Buffer	20	20	20	20	20	20	20	20	20	20
MSCI EAFE Standard 1 Year -20% Buffer	20	20	20	20	20	20	20	20	20	20
Russell 2000 Step Up 1 Year -10% Buffer	17	17	17	17	17	17	16.5	16.5	16.5	16.5
NASDAQ 100 Step Up 1 Year -10% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5
EURO STOXX 50 Standard 1 Year -10% Buffer	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5
NASDAQ 100 Standard 1 Year -15% Buffer	17.3	17.3	19	19	19	19	19	19	19	19
MSCI EAFE Dual Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Dual Direction 1 Year -10% Buffer	15	15	15	15	15	15	15	15	15	15
S&P 500 Standard 1 Year -40% Buffer	10	10	11	11	11	11	11	11	11	11
MSCI Emerging Markets Standard 1 Year -15% Buffer	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5
NASDAQ 100 Standard 1 Year -20% Buffer	14.5	14.5	16	16	16	16	16	16	16	16

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	25	25	25	25	25	25	25	25	25	25
NASDAQ 100 Standard 3 Year -10% Buffer	95	95	95	95	95	95	95	95	95	95
Russell 2000 Dual Direction 3 Year -10% Buffer	85	85	85	85	85	85	85	85	85	85
S&P 500 Standard 1 Year -15% Buffer	14.5	14.5	17	17	17	17	17	17	17	17
Russell 2000 Annual Lock 3 Year -10% Buffer	21	21	21	21	21	21	21	21	21	21
S&P 500 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	35	35	35	35
Russell 2000 Dual Direction 1 Year -15% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
Russell 2000 Dual Step Up 1 Year -10% Buffer	13.3	13.3	13.3	13.3	13.3	13.3	12.8	12.8	12.8	12.8
S&P 500 Standard 1 Year -20% Buffer	12.5	12.5	14	14	14	14	14	14	14	14
S&P 500 Annual Lock 3 Year -10% Buffer	16	16	16	16	16	16	16	16	16	16
S&P 500 Standard 3 Year -10% Buffer	200	200	200	200	200	200	200	200	200	200

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	8.5	8.5	8.5
NASDAQ 100 Standard 1 Year -10% Buffer	23	23	23	23	23	23	23	22	22	22
S&P 500 Standard 3 Year -15% Buffer	150	150	150	150	150	150	150	150	150	150
NASDAQ 100 Step Up 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	12.5	12.5	12.5
NASDAQ 100 Dual Direction 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	12.5	12.5	12.5
MSCI EAFE Standard 3 Year -40% Buffer	100	100	100	100	100	100	100	100	100	100
Russell 2000 Dual Step Up 1 Year -15% Buffer	10.8	10.8	10.8	10.8	10.8	10.8	10.8	9.8	9.8	9.8
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	9.5	9.5	9.5
Russell 2000 Standard 3 Year -20% Buffer	60	60	60	60	60	60	60	60	60	60
S&P 500 Dual Direction 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
Russell 2000 Standard 1 Year -10% Buffer	25.5	25.5	25.5	25.5	25.5	25.5	25.5	25.5	25.5	25.5
S&P 500 Dual Step Up 1 Year -10% Buffer	11.2	11.2	11.2	11.2	11.2	11	11	10	10	10

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Step Up 1 Year -15% Buffer	12	12	12	12	12	12	12	11	11	11
Russell 2000 Standard 3 Year -10% Buffer	145	145	145	145	145	145	145	145	145	145
Russell 2000 Standard 1 Year -20% Buffer	18	18	18	18	18	18	18	17	17	17
MSCI EAFE Dual Direction 3 Year -15% Buffer	350	350	350	350	350	350	350	350	350	350
MSCI EAFE Dual Direction 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	12.5	12.5	12.5
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
MSCI EAFE Dual Direction 3 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80
MSCI EAFE Step Up 1 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Standard 3 Year -20% Buffer	225	225	225	225	225	225	225	225	225	225

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Annual Lock 3 Year -10% Buffer	18	18	18	18	18	18	18	18	18	18
S&P 500 Dual Step Up 1 Year -15% Buffer	9	9	9	9	9	9	9	8	8	8
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Dual Direction 1 Year -10% Buffer	19	19	19	19	19	19	19	18	18	18
Russell 2000 Dual Direction 1 Year -10% Buffer	21.5	21.5	21.5	21.5	21.5	21.5	21.5	20.5	20.5	20.5
MSCI EAFE Standard 1 Year -40% Buffer	16.5	16.5	16.5	16.5	16.5	16.5	16.5	14.5	14.5	14.5
MSCI EAFE Standard 1 Year -10% Buffer	33	33	33	33	33	33	33	31	31	31
MSCI EAFE Dual Direction 3 Year -10% Buffer	700	700	700	700	700	700	700	700	700	700
NASDAQ 100 Standard 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Standard 3 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
Russell 2000 Standard 3 Year -15% Buffer	70	70	70	70	70	70	70	70	70	70
S&P 500 Standard 1 Year -10% Buffer	19	19	19	19	19	19	19	17.5	17.5	17
MSCI EAFE Step Up 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10
Russell 2000 Standard 3 Year -40% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Standard 3 Year -20% Buffer	55	55	55	55	55	55	55	55	55	55
Russell 2000 Step Up 1 Year -15% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	13.5	13.5	13.5
Russell 2000 Dual Direction 3 Year -20% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Step Up 1 Year -10% Buffer	13	13	13	13	13	13	13	12	12	12
S&P 500 Dual Direction 3 Year -10% Buffer	190	190	190	190	190	190	190	190	190	190
NASDAQ 100 Standard 3 Year -20% Buffer	50	50	50	50	50	50	50	50	50	50
S&P 500 Dual Direction 1 Year -15% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	9.5	9.5	9.5
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	16	16	16	16	16	16	16	14	14	14

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
Russell 2000 Standard 1 Year -40% Buffer	13	13	13	13	13	13	13	12	12	12
NASDAQ 100 Standard 1 Year -40% Buffer	12	12	12	12	12	12	12	11	11	11
S&P 500 Step Up 3 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30
Russell 2000 Dual Direction 3 Year -15% Buffer	55	55	55	55	55	55	55	55	55	55
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Dual Direction 3 Year -10% Buffer	75	75	75	75	75	75	75	75	75	75
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	12.5	12.5	12.5	12.5	12.5	12	12	11	11	11
MSCI Emerging Markets Standard 1 Year -10% Buffer	35	35	35	35	35	35	35	35	35	35
EURO STOXX 50 Standard 1 Year -15% Buffer	64.5	64.5	64.5	64.5	64.5	64.5	64.5	60	60	60
MSCI EAFE Annual Lock 3 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Standard 3 Year -40% Buffer	40	40	40	40	40	40	40	40	40	40

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
MSCI EAFE Standard 1 Year -15% Buffer	26	26	26	26	26	26	26	24	24	24
Russell 2000 Standard 1 Year -15% Buffer	20	20	20	20	20	20	20	20	20	20
MSCI EAFE Standard 1 Year -20% Buffer	20	20	20	20	20	20	20	18	18	18
Russell 2000 Step Up 1 Year -10% Buffer	16.5	16.5	16.5	16.5	16.5	16.5	16.5	15.5	15.5	15.5
NASDAQ 100 Step Up 1 Year -10% Buffer	15.5	15.5	15.5	15.5	15.5	14.5	14.5	13.5	13.5	13.5
EURO STOXX 50 Standard 1 Year -10% Buffer	123.5	123.5	123.5	123.5	123.5	123.5	123.5	120	120	120
NASDAQ 100 Standard 1 Year -15% Buffer	19	19	19	19	19	19	19	18	18	18
MSCI EAFE Dual Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	10	10	9	9	9
S&P 500 Dual Direction 1 Year -10% Buffer	15	15	15	15	15	15	15	14	14	14
S&P 500 Standard 1 Year -40% Buffer	11	11	11	11	11	11	11	9.5	9.5	9
MSCI Emerging Markets Standard 1 Year -15% Buffer	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5
NASDAQ 100 Standard 1 Year -20% Buffer	16	16	16	16	16	16	16	15	15	15

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	25	25	25	25	25	25	25	24	24	24
NASDAQ 100 Standard 3 Year -10% Buffer	95	95	95	95	95	95	95	95	95	95
Russell 2000 Dual Direction 3 Year -10% Buffer	85	85	85	85	85	85	85	85	85	85
S&P 500 Standard 1 Year -15% Buffer	17	17	17	17	17	17	17	15.5	15.5	15
Russell 2000 Annual Lock 3 Year -10% Buffer	21	21	21	21	21	21	21	21	21	21
S&P 500 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	35	35	35	35
Russell 2000 Dual Direction 1 Year -15% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	13.5	13.5	13.5
Russell 2000 Dual Step Up 1 Year -10% Buffer	12.8	12.8	12.8	12.8	12.8	12.5	12.5	11.5	11.5	11.5
S&P 500 Standard 1 Year -20% Buffer	14	14	14	14	14	14	14	12.5	12.5	12
S&P 500 Annual Lock 3 Year -10% Buffer	16	16	16	16	16	16	16	16	16	16
S&P 500 Standard 3 Year -10% Buffer	200	200	200	200	200	200	200	200	200	200

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
NASDAQ 100 Standard 1 Year -10% Buffer	22	22	22	22	22	22	23	23	23	23
S&P 500 Standard 3 Year -15% Buffer	150	150	150	150	150	150	150	150	150	150
NASDAQ 100 Step Up 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
NASDAQ 100 Dual Direction 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
MSCI EAFE Standard 3 Year -40% Buffer	100	100	100	100	100	100	100	100	100	100
Russell 2000 Dual Step Up 1 Year -15% Buffer	9.8	9.8	9.8	9.8	9.8	9.8	9.8	9.8	9.8	9.8
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
Russell 2000 Standard 3 Year -20% Buffer	60	60	60	60	60	60	65	65	65	65
S&P 500 Dual Direction 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
Russell 2000 Standard 1 Year -10% Buffer	25.5	25.5	25.5	25.5	25.5	25.5	25.5	25.5	25.5	25.5
S&P 500 Dual Step Up 1 Year -10% Buffer	10	10	10	10	10	10	10	10	10	10

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Step Up 1 Year -15% Buffer	11	11	11	11	11	11	11	11	11	11
Russell 2000 Standard 3 Year -10% Buffer	145	145	145	145	145	145	145	145	145	145
Russell 2000 Standard 1 Year -20% Buffer	17	17	17	17	17	17	17	17	17	17
MSCI EAFE Dual Direction 3 Year -15% Buffer	350	350	350	350	350	350	350	350	350	350
MSCI EAFE Dual Direction 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	45	45	45	45	45	45	50	50	50	50
S&P 500 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
MSCI EAFE Dual Direction 3 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80
MSCI EAFE Step Up 1 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Standard 3 Year -20% Buffer	225	225	225	225	225	225	225	225	225	225
HISTORICAL CURRENT LIMITS on INDEX GAINS
For The Year Ended December 31, 2025
Structured Capital Strategies Income ADV Shares

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	45	45	45	45
NASDAQ 100 Annual Lock 3 Year -10% Buffer	18	18	18	18	19	19	19	19	19	19
S&P 500 Dual Step Up 1 Year -15% Buffer	8	8	8	8	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Dual Direction 1 Year -10% Buffer	18	18	18	18	18	18	18	18	18	18
Russell 2000 Dual Direction 1 Year -10% Buffer	20.5	20.5	20.5	20.5	20.5	20.5	20.5	20.5	20.5	20.5
MSCI EAFE Standard 1 Year -40% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
MSCI EAFE Standard 1 Year -10% Buffer	31	31	31	31	31	31	31	31	31	31
MSCI EAFE Dual Direction 3 Year -10% Buffer	700	700	700	700	700	700	700	700	700	700
NASDAQ 100 Standard 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Standard 3 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Standard 3 Year -15% Buffer	70	70	70	70	70	70	70	70	70	70
S&P 500 Standard 1 Year -10% Buffer	17	17	17	17	17	17	19	19	19	19
MSCI EAFE Step Up 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10
Russell 2000 Standard 3 Year -40% Buffer	40	40	40	40	40	40	45	45	45	45
S&P 500 Standard 3 Year -20% Buffer	55	55	55	55	55	55	55	55	55	55
Russell 2000 Step Up 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
Russell 2000 Dual Direction 3 Year -20% Buffer	45	45	45	45	45	45	50	50	50	50
S&P 500 Step Up 1 Year -10% Buffer	12	12	12	12	12	12	12	12	12	12
S&P 500 Dual Direction 3 Year -10% Buffer	190	190	190	190	190	190	190	190	190	190
NASDAQ 100 Standard 3 Year -20% Buffer	50	50	50	50	50	50	55	55	55	55
S&P 500 Dual Direction 1 Year -15% Buffer	9.5	9.5	9.5	9.5	10	10	11	11	11	11
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	14	14	14	14	14	14	14	14	14	14

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Standard 1 Year -40% Buffer	12	12	12	12	12	12	12	12	12	12
NASDAQ 100 Standard 1 Year -40% Buffer	11	11	11	11	11	11	11	11	11	11
S&P 500 Step Up 3 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30
Russell 2000 Dual Direction 3 Year -15% Buffer	55	55	55	55	55	55	60	60	60	60
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Dual Direction 3 Year -10% Buffer	75	75	75	75	75	75	75	75	75	75
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	11	11	11	11	11	11	11	11	11	11
MSCI Emerging Markets Standard 1 Year -10% Buffer	35	35	35	35	35	35	35	35	35	35
EURO STOXX 50 Standard 1 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Annual Lock 3 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Standard 3 Year -40% Buffer	40	40	40	40	40	40	40	40	40	40

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
MSCI EAFE Standard 1 Year -15% Buffer	24	24	24	24	24	24	24	24	24	24
Russell 2000 Standard 1 Year -15% Buffer	20	20	20	20	20	20	21	21	21	21
MSCI EAFE Standard 1 Year -20% Buffer	18	18	18	18	18	18	18	18	18	18
Russell 2000 Step Up 1 Year -10% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5
NASDAQ 100 Step Up 1 Year -10% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
EURO STOXX 50 Standard 1 Year -10% Buffer	120	120	120	120	120	120	120	120	120	120
NASDAQ 100 Standard 1 Year -15% Buffer	18	18	18	18	18	18	19	19	19	19
MSCI EAFE Dual Step Up 1 Year -10% Buffer	9	9	9	9	9	9	9	9	9	9
S&P 500 Dual Direction 1 Year -10% Buffer	14	14	14	14	14.5	14.5	15.5	15.5	15.5	15.5
S&P 500 Standard 1 Year -40% Buffer	9	9	9	9	9	9	9.5	9.5	9.5	9.5
MSCI Emerging Markets Standard 1 Year -15% Buffer	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5
NASDAQ 100 Standard 1 Year -20% Buffer	15	15	15	15	15	15	16	16	16	16

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	24	24	24	24	24	24	24	24	24	24
NASDAQ 100 Standard 3 Year -10% Buffer	95	95	95	95	95	95	95	95	95	95
Russell 2000 Dual Direction 3 Year -10% Buffer	85	85	85	85	85	85	90	90	90	90
S&P 500 Standard 1 Year -15% Buffer	15	15	15	15	15	15	16	16	16	16
Russell 2000 Annual Lock 3 Year -10% Buffer	21	21	21	21	22	22	22	22	22	22
S&P 500 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	40	40	40	40
Russell 2000 Dual Direction 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
Russell 2000 Dual Step Up 1 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
S&P 500 Standard 1 Year -20% Buffer	12	12	12	12	12	12	13	13	13	13
S&P 500 Annual Lock 3 Year -10% Buffer	16	16	16	16	17	17	17	17	17	17
S&P 500 Standard 3 Year -10% Buffer	200	200	200	200	200	200	200	200	200	200

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	7	7	7	7	7	7	7	7	7	7
NASDAQ 100 Standard 1 Year -10% Buffer	19	19	19	19	19	19	19	19	19	19
S&P 500 Standard 3 Year -15% Buffer	50	50	50	50	50	50	50	50	50	50
NASDAQ 100 Step Up 1 Year -15% Buffer	10.5	10.5	10.5	10.5	10.5	11	11	11	11	11
NASDAQ 100 Dual Direction 1 Year -15% Buffer	11	11	11	11	11	11	11	11	11	11
MSCI EAFE Standard 3 Year -40% Buffer	40	40	40	40	40	40	40	80	80	80
Russell 2000 Dual Step Up 1 Year -15% Buffer	8	8	8	8	8	8	8	8	8	9
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	8	8	8	8	8	8	8	8	8	9
Russell 2000 Standard 3 Year -20% Buffer	45	45	45	45	45	45	45	50	50	50
S&P 500 Dual Direction 3 Year -15% Buffer	35	35	35	35	35	35	35	35	35	35
Russell 2000 Standard 1 Year -10% Buffer	21	21	21	21	21	21	21	21	21	21
S&P 500 Dual Step Up 1 Year -10% Buffer	8	8	8	8	8	8	8	8	8	9

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	35	35	35	35	35	35	35	35	35	35
S&P 500 Step Up 1 Year -15% Buffer	9	9	9	9	9	9.5	9.5	9.5	9.5	9.5
Russell 2000 Standard 3 Year -10% Buffer	60	60	60	60	60	60	60	65	65	65
Russell 2000 Standard 1 Year -20% Buffer	15	15	15	15	15	15	15	15	15	15
MSCI EAFE Dual Direction 3 Year -15% Buffer	250	250	250	250	250	250	250	250	250	250
MSCI EAFE Dual Direction 1 Year -15% Buffer	9	9	9	9	9	9	9	9	9	9
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	35	35	35	35	35	35	35	35	35	35
S&P 500 Standard 3 Year -40% Buffer	30	30	30	30	30	30	30	30	30	30
MSCI EAFE Dual Direction 3 Year -20% Buffer	65	65	65	65	65	65	65	65	65	65
MSCI EAFE Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
MSCI EAFE Standard 3 Year -20% Buffer	200	200	200	200	200	200	200	200	200	200

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Dual Direction 3 Year -20% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Annual Lock 3 Year -10% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5
S&P 500 Dual Step Up 1 Year -15% Buffer	7	7	7	7	7	7	7	7	7	8
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	25	25	25	25	25	25	25	25	25	25
NASDAQ 100 Dual Direction 1 Year -10% Buffer	14	14	14	14	14	14	14	14	14	14
Russell 2000 Dual Direction 1 Year -10% Buffer	16	16	16	16	16	16	16	16	16	16
MSCI EAFE Standard 1 Year -40% Buffer	15	15	15	15	15	15	15	15	15	15
MSCI EAFE Standard 1 Year -10% Buffer	24	24	24	24	24	24	24	24	24	24
MSCI EAFE Dual Direction 3 Year -10% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 3 Year -15% Buffer	45	45	45	45	45	45	45	50	50	50
Russell 2000 Standard 3 Year -15% Buffer	50	50	50	50	50	50	50	55	55	55

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
S&P 500 Standard 1 Year -10% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
MSCI EAFE Step Up 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
Russell 2000 Standard 3 Year -40% Buffer	30	30	30	30	30	30	30	35	35	35
S&P 500 Standard 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
Russell 2000 Step Up 1 Year -15% Buffer	11.5	11.5	11.5	11.5	11.5	12	12	12	12	12
Russell 2000 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	35	35	35	35
S&P 500 Step Up 1 Year -10% Buffer	10	10	10	10	10	10.5	10.5	10.5	10.5	10.5
S&P 500 Dual Direction 3 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Standard 3 Year -20% Buffer	40	40	40	40	40	40	40	45	45	45
S&P 500 Dual Direction 1 Year -15% Buffer	9	9	9	9	9	9	9	9	9	9
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	12	12	12	12	12	12	12	12	12	12
Russell 2000 Standard 1 Year -40% Buffer	12	12	12	12	12	12	12	12	12	12

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
MSCI EAFE Standard 3 Year -15% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	10
S&P 500 Step Up 3 Year -10% Buffer	24	24	24	24	24	24	24	24	24	24
Russell 2000 Dual Direction 3 Year -15% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	35	35	35	35	35	35	35	35	35	35
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Dual Direction 3 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	10	10	10	10	10	10	10	10	10	10.5
EURO STOXX 50 Standard 1 Year -15% Buffer	20	20	20	20	20	20	20	20	20	20
MSCI EAFE Annual Lock 3 Year -10% Buffer	20	20	20	20	20	20	20	20	20	20
NASDAQ 100 Standard 3 Year -40% Buffer	30	30	30	30	30	30	30	35	35	35
MSCI EAFE Standard 1 Year -15% Buffer	19	19	19	19	19	19	19	19	19	19

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
Russell 2000 Standard 1 Year -15% Buffer	17	17	17	17	17	17	17	17	17	17
MSCI EAFE Standard 1 Year -20% Buffer	16	16	16	16	16	16	16	16	16	16
Russell 2000 Step Up 1 Year -10% Buffer	13	13	13	13	13	13.5	13.5	13.5	13.5	13.5
NASDAQ 100 Step Up 1 Year -10% Buffer	12	12	12	12	12	12.5	12.5	12.5	12.5	12.5
MSCI EM Standard 1 Year -10% Buffer	24	24	24	24	24	24	24	24	24	24
EURO STOXX 50 Standard 1 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Standard 1 Year -15% Buffer	16	16	16	16	16	16	16	16	16	16
MSCI EAFE Dual Step Up 1 Year -10% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Dual Direction 1 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
S&P 500 Standard 1 Year -40% Buffer	9	9	9	9	9	9	9	9	9	9
MSCI Emerging Markets Standard 1 Year -15% Buffer	17	17	17	17	17	17	17	17	17	17
NASDAQ 100 Standard 1 Year -20% Buffer	13	13	13	13	13	13	13	13	13	13

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	13	13	13	13	13	13	13	13	13	13
NASDAQ 100 Standard 3 Year -10% Buffer	50	50	50	50	50	50	50	55	55	55
Russell 2000 Dual Direction 3 Year -10% Buffer	50	50	50	50	50	50	50	50	50	50
S&P 500 Standard 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
Russell 2000 Annual Lock 3 Year -10% Buffer	17	17	17	17	17	17	17	17	17	17
S&P 500 Dual Direction 3 Year -20% Buffer	30	30	30	30	30	30	30	30	30	30
Russell 2000 Dual Direction 1 Year -15% Buffer	12	12	12	12	12	12	12	12	12	12
Russell 2000 Dual Step Up 1 Year -10% Buffer	10	10	10	10	10	10	10	10	10	10.5
S&P 500 Standard 1 Year -20% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
S&P 500 Annual Lock 3 Year -10% Buffer	13	13	13	13	13	13	13	13	13	13
S&P 500 Standard 3 Year -10% Buffer	60	60	60	60	60	60	60	60	60	60

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	7	7	7	7	7	8	8	8	8	8
NASDAQ 100 Standard 1 Year -10% Buffer	19	19	19	19	19	20	20	20	20	21
S&P 500 Standard 3 Year -15% Buffer	50	50	50	50	50	50	50	50	50	50
NASDAQ 100 Step Up 1 Year -15% Buffer	11	12	12	12	12	12.5	12.5	12.5	12.5	12.5
NASDAQ 100 Dual Direction 1 Year -15% Buffer	11	11	11	11	11	12	12	12	12	12
MSCI EAFE Standard 3 Year -40% Buffer	80	80	80	80	80	80	80	80	80	80
Russell 2000 Dual Step Up 1 Year -15% Buffer	9	9	9	9	9	10	10	10	10	10
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	9	9	9	9	9	10	10	10	10	10
Russell 2000 Standard 3 Year -20% Buffer	50	50	50	50	50	50	50	50	50	50
S&P 500 Dual Direction 3 Year -15% Buffer	35	35	35	35	35	35	35	35	35	35
Russell 2000 Standard 1 Year -10% Buffer	21	21	21	21	21	23	23	23	23	24
S&P 500 Dual Step Up 1 Year -10% Buffer	9	9	9	9	9	10.5	10.5	10.5	10.5	10.5

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	35	35	35	35	35	35	35	35	35	40
S&P 500 Step Up 1 Year -15% Buffer	9.5	10	10	10	10	11	11	11	11	11
Russell 2000 Standard 3 Year -10% Buffer	65	65	65	65	65	65	65	65	65	65
Russell 2000 Standard 1 Year -20% Buffer	15	15	15	15	15	16	16	16	16	17
MSCI EAFE Dual Direction 3 Year -15% Buffer	250	250	250	250	250	250	250	250	250	250
MSCI EAFE Dual Direction 1 Year -15% Buffer	9	9	9	9	9	14	14	14	14	10
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	35	35	35	35	35	35	35	35	35	40
S&P 500 Standard 3 Year -40% Buffer	30	30	30	30	30	30	30	30	30	30
MSCI EAFE Dual Direction 3 Year -20% Buffer	65	65	65	65	65	65	65	65	65	65
MSCI EAFE Step Up 1 Year -10% Buffer	10.5	11	11	11	11	13	13	13	13	13
MSCI EAFE Standard 3 Year -20% Buffer	200	200	200	200	200	200	200	200	200	200

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	40	40	40	40	40	40	40	40	40	45
NASDAQ 100 Dual Direction 3 Year -20% Buffer	30	30	30	30	30	30	30	30	30	35
NASDAQ 100 Annual Lock 3 Year -10% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	17.5
S&P 500 Dual Step Up 1 Year -15% Buffer	8	8	8	8	8	8.5	8.5	8.5	8.5	8.5
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	25	25	25	25	25	25	25	25	25	25
NASDAQ 100 Dual Direction 1 Year -10% Buffer	14	14	14	14	14	17	17	17	17	17
Russell 2000 Dual Direction 1 Year -10% Buffer	16	16	16	16	16	19.5	19.5	19.5	19.5	19.5
MSCI EAFE Standard 1 Year -40% Buffer	15	15	15	15	15	17	17	17	17	14
MSCI EAFE Standard 1 Year -10% Buffer	24	24	24	24	24	26	26	26	26	26
MSCI EAFE Dual Direction 3 Year -10% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 3 Year -15% Buffer	50	50	50	50	50	50	50	50	50	50
Russell 2000 Standard 3 Year -15% Buffer	55	55	55	55	55	55	55	55	55	55

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
S&P 500 Standard 1 Year -10% Buffer	14.5	14.5	14.5	14.5	14.5	16	16	16	16	18
MSCI EAFE Step Up 1 Year -15% Buffer	9.5	10.5	10.5	10.5	10.5	12	12	12	12	12
Russell 2000 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
S&P 500 Standard 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
Russell 2000 Step Up 1 Year -15% Buffer	12	13	13	13	13	13.5	13.5	13.5	13.5	13.5
Russell 2000 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	35	35	35	40
S&P 500 Step Up 1 Year -10% Buffer	10.5	11.5	11.5	11.5	11.5	13	13	13	13	13
S&P 500 Dual Direction 3 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Standard 3 Year -20% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Dual Direction 1 Year -15% Buffer	9	9	9	9	9	9.5	9.5	9.5	9.5	10
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	12	12	12	12	12	15	15	15	15	15
Russell 2000 Standard 1 Year -40% Buffer	12	12	12	12	12	12	12	12	12	12

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
MSCI EAFE Standard 3 Year -15% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	11
S&P 500 Step Up 3 Year -10% Buffer	24	27	27	27	27	27	27	27	27	27
Russell 2000 Dual Direction 3 Year -15% Buffer	40	40	40	40	40	40	40	40	40	45
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	35	35	35	35	35	35	35	35	35	40
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	30	30	30	30	30	30	30	30	30	35
NASDAQ 100 Dual Direction 3 Year -10% Buffer	40	40	40	40	40	40	40	40	40	45
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	12.5	12.5	12.5	12.5	12.5
EURO STOXX 50 Standard 1 Year -15% Buffer	20	20	20	20	20	20	20	20	20	20
MSCI EAFE Annual Lock 3 Year -10% Buffer	20	20	20	20	20	20	20	20	20	20
NASDAQ 100 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
MSCI EAFE Standard 1 Year -15% Buffer	19	19	19	19	19	21	21	21	21	21

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
Russell 2000 Standard 1 Year -15% Buffer	17	17	17	17	17	18	18	18	18	19
MSCI EAFE Standard 1 Year -20% Buffer	16	16	16	16	16	18	18	18	18	18
Russell 2000 Step Up 1 Year -10% Buffer	13.5	14.5	14.5	14.5	14.5	16	16	16	16	16
NASDAQ 100 Step Up 1 Year -10% Buffer	12.5	13.5	13.5	13.5	13.5	14.5	14.5	14.5	14.5	14.5
MSCI EM Standard 1 Year -10% Buffer	24	24	24	24	24	24	24	24	24	24
EURO STOXX 50 Standard 1 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Standard 1 Year -15% Buffer	16	16	16	16	16	17	17	17	17	18
MSCI EAFE Dual Step Up 1 Year -10% Buffer	8.5	8.5	8.5	8.5	8.5	9.5	9.5	9.5	9.5	9.5
S&P 500 Dual Direction 1 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	13.5	13.5	13.5	13.5	14
S&P 500 Standard 1 Year -40% Buffer	9	9	9	9	9	9	9	9	9	10
MSCI Emerging Markets Standard 1 Year -15% Buffer	17	17	17	17	17	17	17	17	17	17
NASDAQ 100 Standard 1 Year -20% Buffer	13	13	13	13	13	13	13	13	13	14

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	13	13	13	13	13	18	18	18	18	17
NASDAQ 100 Standard 3 Year -10% Buffer	55	55	55	55	55	55	55	55	55	55
Russell 2000 Dual Direction 3 Year -10% Buffer	50	50	50	50	50	50	50	50	50	55
S&P 500 Standard 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	13.5	13.5	13.5	13.5	15.5
Russell 2000 Annual Lock 3 Year -10% Buffer	17	17	17	17	17	17	17	17	17	17
S&P 500 Dual Direction 3 Year -20% Buffer	30	30	30	30	30	30	30	30	30	30
Russell 2000 Dual Direction 1 Year -15% Buffer	12	12	12	12	12	13.5	13.5	13.5	13.5	13.5
Russell 2000 Dual Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	12.5	12.5	12.5	12.5	12.5
S&P 500 Standard 1 Year -20% Buffer	11.5	11.5	11.5	11.5	11.5	12.5	12.5	12.5	12.5	13.5
S&P 500 Annual Lock 3 Year -10% Buffer	13	13	13	13	13	13	13	13	13	15
S&P 500 Standard 3 Year -10% Buffer	60	60	60	60	60	60	60	60	60	60

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	8	8	8	8	8	8	8	8	8	8
NASDAQ 100 Standard 1 Year -10% Buffer	21	21	21	21	21	21	21	21	21	21
S&P 500 Standard 3 Year -15% Buffer	50	50	50	50	50	50	50	50	50	50
NASDAQ 100 Step Up 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
NASDAQ 100 Dual Direction 1 Year -15% Buffer	12	12	12	12	12	12	12	12	12	12
MSCI EAFE Standard 3 Year -40% Buffer	80	80	80	80	80	80	80	80	80	80
Russell 2000 Dual Step Up 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10
Russell 2000 Standard 3 Year -20% Buffer	50	50	50	50	50	50	50	50	50	50
S&P 500 Dual Direction 3 Year -15% Buffer	35	35	35	35	35	35	35	35	35	35
Russell 2000 Standard 1 Year -10% Buffer	24	24	24	24	24	24	24	24	24	24
S&P 500 Dual Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10	10	10	10

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Step Up 1 Year -15% Buffer	11	11	11	11	11	11	11	11	11	11
Russell 2000 Standard 3 Year -10% Buffer	65	65	65	65	65	65	65	65	65	65
Russell 2000 Standard 1 Year -20% Buffer	17	17	17	17	17	17	17	17	17	17
MSCI EAFE Dual Direction 3 Year -15% Buffer	250	250	250	250	250	250	250	250	250	250
MSCI EAFE Dual Direction 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Standard 3 Year -40% Buffer	30	30	30	30	30	30	30	30	30	30
MSCI EAFE Dual Direction 3 Year -20% Buffer	65	65	65	65	65	65	65	65	65	65
MSCI EAFE Step Up 1 Year -10% Buffer	13	13	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
MSCI EAFE Standard 3 Year -20% Buffer	200	200	200	200	200	200	200	200	200	200

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45
NASDAQ 100 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	35	35	35	35
NASDAQ 100 Annual Lock 3 Year -10% Buffer	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5
S&P 500 Dual Step Up 1 Year -15% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	25	25	25	25	25	25	25	25	25	25
NASDAQ 100 Dual Direction 1 Year -10% Buffer	17	17	17	17	17	17	17	17	17	17
Russell 2000 Dual Direction 1 Year -10% Buffer	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5
MSCI EAFE Standard 1 Year -40% Buffer	14	14	14	14	14	14	14	14	14	14
MSCI EAFE Standard 1 Year -10% Buffer	26	26	26	26	26	26	26	26	26	26
MSCI EAFE Dual Direction 3 Year -10% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 3 Year -15% Buffer	50	50	50	50	50	50	50	50	50	50
Russell 2000 Standard 3 Year -15% Buffer	55	55	55	55	55	55	55	55	55	55

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
S&P 500 Standard 1 Year -10% Buffer	18	18	18	18	18	18	18	18	18	18
MSCI EAFE Step Up 1 Year -15% Buffer	12	12	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
Russell 2000 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
S&P 500 Standard 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
Russell 2000 Step Up 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
Russell 2000 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Step Up 1 Year -10% Buffer	13	13	13	13	13	13	12	12	12	12
S&P 500 Dual Direction 3 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Standard 3 Year -20% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Dual Direction 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	15	15	15	15	15	15	15	15	15	15
Russell 2000 Standard 1 Year -40% Buffer	12	12	12	12	12	12	12	12	12	12

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
MSCI EAFE Standard 3 Year -15% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 1 Year -40% Buffer	11	11	11	11	11	11	11	11	11	11
S&P 500 Step Up 3 Year -10% Buffer	27	27	27	27	27	27	27	27	27	27
Russell 2000 Dual Direction 3 Year -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	35	35	35	35	35	35	35	35	35	35
NASDAQ 100 Dual Direction 3 Year -10% Buffer	45	45	45	45	45	45	45	45	45	45
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	11.5	11.5	11.5	11.5
EURO STOXX 50 Standard 1 Year -15% Buffer	20	20	20	20	20	20	20	20	20	20
MSCI EAFE Annual Lock 3 Year -10% Buffer	20	20	20	20	20	20	20	20	20	20
NASDAQ 100 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
MSCI EAFE Standard 1 Year -15% Buffer	21	21	21	21	21	21	21	21	21	21

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
Russell 2000 Standard 1 Year -15% Buffer	19	19	19	19	19	19	19	19	19	19
MSCI EAFE Standard 1 Year -20% Buffer	18	18	18	18	18	18	18	18	18	18
Russell 2000 Step Up 1 Year -10% Buffer	16	16	16	16	16	16	15	15	15	15
NASDAQ 100 Step Up 1 Year -10% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14	14	14	14
MSCI EM Standard 1 Year -10% Buffer	24	24	24	24	24	24	24	24	24	24
EURO STOXX 50 Standard 1 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Standard 1 Year -15% Buffer	18	18	18	18	18	18	18	18	18	18
MSCI EAFE Dual Step Up 1 Year -10% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
S&P 500 Dual Direction 1 Year -10% Buffer	14	14	14	14	14	14	14	14	14	14
S&P 500 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	10
MSCI Emerging Markets Standard 1 Year -15% Buffer	17	17	17	17	17	17	17	17	17	17
NASDAQ 100 Standard 1 Year -20% Buffer	14	14	14	14	14	14	14	14	14	14

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	17	17	17	17	17	17	17	17	17	17
NASDAQ 100 Standard 3 Year -10% Buffer	55	55	55	55	55	55	55	55	55	55
Russell 2000 Dual Direction 3 Year -10% Buffer	55	55	55	55	55	55	55	55	55	55
S&P 500 Standard 1 Year -15% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5
Russell 2000 Annual Lock 3 Year -10% Buffer	17	17	17	17	17	17	17	17	17	17
S&P 500 Dual Direction 3 Year -20% Buffer	30	30	30	30	30	30	30	30	30	30
Russell 2000 Dual Direction 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
Russell 2000 Dual Step Up 1 Year -10% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12	12	12	12
S&P 500 Standard 1 Year -20% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
S&P 500 Annual Lock 3 Year -10% Buffer	15	15	15	15	15	15	15	15	15	15
S&P 500 Standard 3 Year -10% Buffer	60	60	60	60	60	60	60	60	60	60

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	8	8	8	8	8	8	8	7	7	7
NASDAQ 100 Standard 1 Year -10% Buffer	21	21	21	21	21	21	21	20	20	20
S&P 500 Standard 3 Year -15% Buffer	50	50	50	50	50	50	50	50	50	50
NASDAQ 100 Step Up 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	11.5	11.5	11.5
NASDAQ 100 Dual Direction 1 Year -15% Buffer	12	12	12	12	12	12	12	11	11	11
MSCI EAFE Standard 3 Year -40% Buffer	80	80	80	80	80	80	80	80	80	80
Russell 2000 Dual Step Up 1 Year -15% Buffer	10	10	10	10	10	10	10	9	9	9
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	10	10	10	10	10	9	9	8	8	8
Russell 2000 Standard 3 Year -20% Buffer	50	50	50	50	50	50	50	50	50	50
S&P 500 Dual Direction 3 Year -15% Buffer	35	35	35	35	35	35	35	35	35	35
Russell 2000 Standard 1 Year -10% Buffer	24	24	24	24	24	24	24	24	24	24
S&P 500 Dual Step Up 1 Year -10% Buffer	10	10	10	10	10	9	9	8	8	8

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	40	40	40	40	40	40	40	37.5	37.5	37.5
S&P 500 Step Up 1 Year -15% Buffer	11	11	11	11	11	11	11	10	10	10
Russell 2000 Standard 3 Year -10% Buffer	65	65	65	65	65	65	65	65	65	65
Russell 2000 Standard 1 Year -20% Buffer	17	17	17	17	17	17	17	16	16	16
MSCI EAFE Dual Direction 3 Year -15% Buffer	250	250	250	250	250	250	250	250	250	250
MSCI EAFE Dual Direction 1 Year -15% Buffer	10	10	10	10	10	10	10	9	9	9
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Standard 3 Year -40% Buffer	30	30	30	30	30	30	30	30	30	30
MSCI EAFE Dual Direction 3 Year -20% Buffer	65	65	65	65	65	65	65	65	65	65
MSCI EAFE Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10	10	10
MSCI EAFE Standard 3 Year -20% Buffer	200	200	200	200	200	200	200	200	200	200

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	45	45	45	45	45	45	45	42.5	42.5	42.5
NASDAQ 100 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	35	35	35	35
NASDAQ 100 Annual Lock 3 Year -10% Buffer	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5
S&P 500 Dual Step Up 1 Year -15% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	7.5	7.5	7.5
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	25	25	25	25	25	25	25	25	25	25
NASDAQ 100 Dual Direction 1 Year -10% Buffer	17	17	17	17	17	17	17	16	16	16
Russell 2000 Dual Direction 1 Year -10% Buffer	19.5	19.5	19.5	19.5	19.5	19.5	19.5	18.5	18.5	18.5
MSCI EAFE Standard 1 Year -40% Buffer	14	14	14	14	14	14	14	13	13	13
MSCI EAFE Standard 1 Year -10% Buffer	26	26	26	26	26	26	26	25	25	25
MSCI EAFE Dual Direction 3 Year -10% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 3 Year -15% Buffer	50	50	50	50	50	50	50	50	50	50
Russell 2000 Standard 3 Year -15% Buffer	55	55	55	55	55	55	55	55	55	55

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
S&P 500 Standard 1 Year -10% Buffer	18	18	18	18	18	18	18	16.5	16.5	16
MSCI EAFE Step Up 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9	9	9
Russell 2000 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
S&P 500 Standard 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
Russell 2000 Step Up 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	12.5	12.5	12.5
Russell 2000 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Step Up 1 Year -10% Buffer	12	12	12	12	12	11	11	10.5	10.5	10.5
S&P 500 Dual Direction 3 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Standard 3 Year -20% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Dual Direction 1 Year -15% Buffer	10	10	10	10	10	10	10	9	9	9
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	15	15	15	15	15	15	15	13	13	13
Russell 2000 Standard 1 Year -40% Buffer	12	12	12	12	12	12	12	11	11	11

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
MSCI EAFE Standard 3 Year -15% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 1 Year -40% Buffer	11	11	11	11	11	11	11	10	10	10
S&P 500 Step Up 3 Year -10% Buffer	27	27	27	27	27	26	26	26	26	26
Russell 2000 Dual Direction 3 Year -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	35	35	35	35	35	35	35	35	35	35
NASDAQ 100 Dual Direction 3 Year -10% Buffer	45	45	45	45	45	45	45	45	45	45
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	10.5	10.5	9.5	9.5	9.5
EURO STOXX 50 Standard 1 Year -15% Buffer	20	20	20	20	20	20	20	20	20	20
MSCI EAFE Annual Lock 3 Year -10% Buffer	20	20	20	20	20	20	20	20	20	20
NASDAQ 100 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
MSCI EAFE Standard 1 Year -15% Buffer	21	21	21	21	21	21	21	20	20	20

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
Russell 2000 Standard 1 Year -15% Buffer	19	19	19	19	19	19	19	19	19	19
MSCI EAFE Standard 1 Year -20% Buffer	18	18	18	18	18	18	18	17	17	17
Russell 2000 Step Up 1 Year -10% Buffer	15	15	15	15	15	15	15	14	14	14
NASDAQ 100 Step Up 1 Year -10% Buffer	14	14	14	14	14	13	13	12	12	12
MSCI EM Standard 1 Year -10% Buffer	24	24	24	24	24	24	24	24	24	24
EURO STOXX 50 Standard 1 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Standard 1 Year -15% Buffer	18	18	18	18	18	18	18	17	17	17
MSCI EAFE Dual Step Up 1 Year -10% Buffer	9.5	9.5	9.5	9.5	9.5	8.5	8.5	7.5	7.5	7.5
S&P 500 Dual Direction 1 Year -10% Buffer	14	14	14	14	14	14	14	13	13	13
S&P 500 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	8.5	8.5	8.5
MSCI Emerging Markets Standard 1 Year -15% Buffer	17	17	17	17	17	17	17	17	17	17
NASDAQ 100 Standard 1 Year -20% Buffer	14	14	14	14	14	14	14	13	13	13

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	17	17	17	17	17	17	17	16	16	16
NASDAQ 100 Standard 3 Year -10% Buffer	55	55	55	55	55	55	55	55	55	55
Russell 2000 Dual Direction 3 Year -10% Buffer	55	55	55	55	55	55	55	55	55	55
S&P 500 Standard 1 Year -15% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	14	14	13.5
Russell 2000 Annual Lock 3 Year -10% Buffer	17	17	17	17	17	17	17	17	17	17
S&P 500 Dual Direction 3 Year -20% Buffer	30	30	30	30	30	30	30	30	30	30
Russell 2000 Dual Direction 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	12.5	12.5	12.5
Russell 2000 Dual Step Up 1 Year -10% Buffer	12	12	12	12	12	11	11	10	10	10
S&P 500 Standard 1 Year -20% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	12	12	11.5
S&P 500 Annual Lock 3 Year -10% Buffer	15	15	15	15	15	15	15	15	15	15
S&P 500 Standard 3 Year -10% Buffer	60	60	60	60	60	60	60	60	60	60

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	7	7	7	7	7	7	7	7	7	7
NASDAQ 100 Standard 1 Year -10% Buffer	20	20	20	20	20	20	21	21	21	21
S&P 500 Standard 3 Year -15% Buffer	50	50	50	50	50	50	60	60	60	60
NASDAQ 100 Step Up 1 Year -15% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
NASDAQ 100 Dual Direction 1 Year -15% Buffer	11	11	11	11	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Standard 3 Year -40% Buffer	80	80	80	80	80	80	80	80	80	80
Russell 2000 Dual Step Up 1 Year -15% Buffer	9	9	9	9	9	9	9	9	9	9
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	8	8	8	8	8.5	8.5	8.5	8.5	8.5	8.5
Russell 2000 Standard 3 Year -20% Buffer	50	50	50	50	50	50	60	60	60	60
S&P 500 Dual Direction 3 Year -15% Buffer	35	35	35	35	35	35	40	40	40	40
Russell 2000 Standard 1 Year -10% Buffer	24	24	24	24	24	24	25	25	25	25
S&P 500 Dual Step Up 1 Year -10% Buffer	8	8	8	8	8.5	8.5	8.5	8.5	8.5	8.5

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	37.5	37.5	37.5	37.5	37.5	37.5	37.5	37.5	37.5	37.5
S&P 500 Step Up 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10
Russell 2000 Standard 3 Year -10% Buffer	65	65	65	65	65	65	75	75	75	75
Russell 2000 Standard 1 Year -20% Buffer	16	16	16	16	16	16	16.5	16.5	16.5	16.5
MSCI EAFE Dual Direction 3 Year -15% Buffer	250	250	250	250	250	250	250	250	250	250
MSCI EAFE Dual Direction 1 Year -15% Buffer	9	9	9	9	9	9	9	9	9	9
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	40	40	40	40	40	40	45	45	45	45
S&P 500 Standard 3 Year -40% Buffer	30	30	30	30	30	30	30	30	30	30
MSCI EAFE Dual Direction 3 Year -20% Buffer	65	65	65	65	65	65	65	65	65	65
MSCI EAFE Step Up 1 Year -10% Buffer	10	10	10	10	10	10	10	10	10	10
MSCI EAFE Standard 3 Year -20% Buffer	200	200	200	200	200	200	200	200	200	200

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	42.5	42.5	42.5	42.5	42.5	42.5	42.5	42.5	42.5	42.5
NASDAQ 100 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	40	40	40	40
NASDAQ 100 Annual Lock 3 Year -10% Buffer	17.5	17.5	17.5	17.5	18.5	18.5	18.5	18.5	18.5	18.5
S&P 500 Dual Step Up 1 Year -15% Buffer	7.5	7.5	7.5	7.5	8	8	8	8	8	8
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	25	25	25	25	25	25	25	25	25	25
NASDAQ 100 Dual Direction 1 Year -10% Buffer	16	16	16	16	16.5	16.5	16.5	16.5	16.5	16.5
Russell 2000 Dual Direction 1 Year -10% Buffer	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5
MSCI EAFE Standard 1 Year -40% Buffer	13	13	13	13	13	13	13	13	13	13
MSCI EAFE Standard 1 Year -10% Buffer	25	25	25	25	25	25	25	25	25	25
MSCI EAFE Dual Direction 3 Year -10% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 3 Year -15% Buffer	50	50	50	50	50	50	55	55	55	55
Russell 2000 Standard 3 Year -15% Buffer	55	55	55	55	55	55	65	65	65	65

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Standard 1 Year -10% Buffer	16	16	16	16	16	16	18	18	18	18
MSCI EAFE Step Up 1 Year -15% Buffer	9	9	9	9	9	9	9	9	9	9
Russell 2000 Standard 3 Year -40% Buffer	35	35	35	35	35	35	40	40	40	40
S&P 500 Standard 3 Year -20% Buffer	40	40	40	40	40	40	50	50	50	50
Russell 2000 Step Up 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
Russell 2000 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	45	45	45	45
S&P 500 Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Dual Direction 3 Year -10% Buffer	40	40	40	40	40	40	45	45	45	45
NASDAQ 100 Standard 3 Year -20% Buffer	45	45	45	45	45	45	50	50	50	50
S&P 500 Dual Direction 1 Year -15% Buffer	9	9	9	9	9.5	9.5	10	10	10	10
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	13	13	13	13	13	13	13	13	13	13
Russell 2000 Standard 1 Year -40% Buffer	11	11	11	11	11	11	11	11	11	11

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
MSCI EAFE Standard 3 Year -15% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	10
S&P 500 Step Up 3 Year -10% Buffer	26	26	26	26	26	26	26	26	26	26
Russell 2000 Dual Direction 3 Year -15% Buffer	45	45	45	45	45	45	50	50	50	50
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	35	35	35	35	35	35	35	35	35	35
NASDAQ 100 Dual Direction 3 Year -10% Buffer	45	45	45	45	45	45	50	50	50	50
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	9.5	9.5	9.5	9.5	10	10	10	10	10	10
EURO STOXX 50 Standard 1 Year -15% Buffer	20	20	20	20	20	20	20	20	20	20
MSCI EAFE Annual Lock 3 Year -10% Buffer	20	20	20	20	21	21	21	21	21	21
NASDAQ 100 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
MSCI EAFE Standard 1 Year -15% Buffer	20	20	20	20	20	20	20	20	20	20

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Standard 1 Year -15% Buffer	19	19	19	19	19	19	20	20	20	20
MSCI EAFE Standard 1 Year -20% Buffer	17	17	17	17	17	17	17	17	17	17
Russell 2000 Step Up 1 Year -10% Buffer	14	14	14	14	14	14	14	14	14	14
NASDAQ 100 Step Up 1 Year -10% Buffer	12	12	12	12	12	12	12	12	12	12
MSCI EM Standard 1 Year -10% Buffer	24	24	24	24	24	24	25.5	25.5	25.5	25.5
EURO STOXX 50 Standard 1 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Standard 1 Year -15% Buffer	17	17	17	17	17	17	18	18	18	18
MSCI EAFE Dual Step Up 1 Year -10% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
S&P 500 Dual Direction 1 Year -10% Buffer	13	13	13	13	13.5	13.5	14	14	14	14
S&P 500 Standard 1 Year -40% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	9	9	9	9
MSCI Emerging Markets Standard 1 Year -15% Buffer	17	17	17	17	17	17	18.5	18.5	18.5	18.5
NASDAQ 100 Standard 1 Year -20% Buffer	13	13	13	13	13	13	14	14	14	14

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	16	16	16	16	16	16	16	16	16	16
NASDAQ 100 Standard 3 Year -10% Buffer	55	55	55	55	55	55	60	60	60	60
Russell 2000 Dual Direction 3 Year -10% Buffer	55	55	55	55	55	55	60	60	60	60
S&P 500 Standard 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	14.5	14.5	14.5	14.5
Russell 2000 Annual Lock 3 Year -10% Buffer	17	17	17	17	18	18	18	18	18	18
S&P 500 Dual Direction 3 Year -20% Buffer	30	30	30	30	30	30	35	35	35	35
Russell 2000 Dual Direction 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
Russell 2000 Dual Step Up 1 Year -10% Buffer	10	10	10	10	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Standard 1 Year -20% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	12.5	12.5	12.5	12.5
S&P 500 Annual Lock 3 Year -10% Buffer	15	15	15	15	16	16	16	16	16	16
S&P 500 Standard 3 Year -10% Buffer	60	60	60	60	60	60	75	75	75	75